Future operations and going concern	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Future operations and going concern

Note  2.               Future operations and going concern

The Group recorded a loss from operations in this reporting period and the accompanying condensed consolidated financial statements have been prepared assuming that the Group will continue as a going concern.

The Group incurred a net operating loss of USD 0.3 million in the six months ended June 30, 2023 and had positive working capital of USD 6.7 million as at June 30, 2023, calculated as the difference between current assets and current liabilities. Based on the Group’s cash projections up to September 30, 2024, SEALSQ has sufficient liquidity to fund operations.

We note that, historically, the Group has been dependent on financing from its parent, WISeKey International Holding Ltd, to augment the operating cash flow to cover its cash requirements.

Based on the foregoing, Management believe it is correct to present these figures on a going concern basis.